Income Taxes (Income Tax Expense, by Subsidiaries) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Expense, by Subsidiaries [Line Items]
Income Tax Expense (Benefit)	$ 82,502,706	$ (4,818,497)	$ (46,624,242)
US subsidiary [Member]
Income Tax Expense, by Subsidiaries [Line Items]
Income Tax Expense (Benefit)	213,723	210,000	252,000
European subsidiary [Member]
Income Tax Expense, by Subsidiaries [Line Items]
Income Tax Expense (Benefit)	215,922	152,105	141,431
Taiwan subsidiary [Member]
Income Tax Expense, by Subsidiaries [Line Items]
Income Tax Expense (Benefit)	$ 12,948